Schedule of loss before tax (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Auditors’ remuneration			$ 5,500
Incorporation expenses			$ 13,003
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	$ 206,668	$ 224,446		$ 17,104	$ 14,585
Amortisation of intangible assets	84,965	24,668		163,093	44,807
Amortisation of right-of-use assets	232,616	232,510
Depreciation of property, plant and equipment	245,603	250,522		465,287	455,613
Expenses relating to short-term leases	1,391	2,595		2,785	49,864
Salaries, wages and allowances	343,148	574,278		1,205,968	1,053,399
Employees Provident Fund	37,564	63,963		124,239	112,972
Other employees’ benefit	8,882	7,068		86,687	20,276
Loss before tax	389,594	645,309		$ 1,416,894	$ 1,186,647
Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	500	2,000
Professional fee	8,533
Incorporation expenses		$ 4,303